Contract costs (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer1 [Abstract]
Contract costs
The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Opening balance, January 1	707	636
Incremental costs of obtaining a contract and contract fulfillment costs	602	567
Amortization included in operating costs	(523)	(477)
Impairment charges included in operating costs	(3)	(19)
Ending balance, December 31	783	707